INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current tax provision	$ 2,024,388	$ 1,945,499	$ 1,706,830
Current tax recovery	(4,974,763)	0
Deferred	11,526	56,968	(89,079)
Total	$ (2,938,849)	$ 2,002,467	$ 1,617,751